Exhibit 99.1

World Omni Auto Receivables Trust 2025-A

Monthly Servicer Certificate

February 28, 2026

Dates Covered
Collections Period	02/01/26 - 02/28/26
Interest Accrual Period	02/17/26 - 03/15/26
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/26	741,388,514.17	32,020
Yield Supplement Overcollateralization Amount 01/31/26	40,780,878.62	0
Receivables Balance 01/31/26	782,169,392.79	32,020
Principal Payments	30,660,635.47	1,317
Defaulted Receivables	2,392,398.93	73
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/26	38,513,134.51	0
Pool Balance at 02/28/26	710,603,223.88	30,630

Pool Statistics	$ Amount	# of Accounts
Pool Factor	57.37%
Prepayment ABS Speed	1.71%
Aggregate Starting Principal Balance	1,305,673,100.29	45,263

Delinquent Receivables:
Past Due 31-60 days	10,367,716.76	334
Past Due 61-90 days	3,469,611.34	112
Past Due 91-120 days	1,079,339.86	38
Past Due 121+ days	0.00	0
Total	14,916,667.96	484

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.99%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.61%
Delinquency Trigger Occurred	NO

Recoveries	1,582,925.81
Aggregate Net Losses/(Gains) - February 2026	809,473.12
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.24%
Prior Net Losses/(Gains) Ratio	1.15%
Second Prior Net Losses/(Gains) Ratio	1.02%
Third Prior Net Losses/(Gains) Ratio	0.92%
Four Month Average	1.08%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.61%

Overcollateralization Target Amount	6,395,429.01
Actual Overcollateralization	6,395,429.01
Weighted Average Contract Rate	6.65%
Weighted Average Contract Rate, Yield Adjusted	9.50%
Weighted Average Remaining Term	50.06

Flow of Funds	$ Amount
Collections	36,329,370.05
Investment Earnings on Cash Accounts	11,859.89
Servicing Fee	(651,807.83)
Transfer to Collection Account	-
Available Funds	35,689,422.11

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,620,696.31
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	155,617.33
(5) Noteholders' Second Priority Principal Distributable Amount	5,732,793.66
(6) Class C Interest	79,187.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,380,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,395,429.01
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,325,698.63

Total Distributions of Available Funds	35,689,422.11

Servicing Fee	651,807.83
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,220,000.00
Original Class B	36,760,000.00
Original Class C	18,380,000.00

Total Class A, B, & C
Note Balance @ 02/17/26	734,716,017.54
Principal Paid	30,508,222.67
Note Balance @ 03/16/26	704,207,794.87

Class A-1
Note Balance @ 02/17/26	0.00
Principal Paid	0.00
Note Balance @ 03/16/26	0.00
Note Factor @ 03/16/26	0.0000000%

Class A-2a
Note Balance @ 02/17/26	125,831,526.58
Principal Paid	22,513,405.41
Note Balance @ 03/16/26	103,318,121.17
Note Factor @ 03/16/26	33.3542488%

Class A-2b
Note Balance @ 02/17/26	44,684,490.96
Principal Paid	7,994,817.26
Note Balance @ 03/16/26	36,689,673.70
Note Factor @ 03/16/26	33.3542488%

Class A-3
Note Balance @ 02/17/26	419,760,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	419,760,000.00
Note Factor @ 03/16/26	100.0000000%

Class A-4
Note Balance @ 02/17/26	89,300,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	89,300,000.00
Note Factor @ 03/16/26	100.0000000%

Class B
Note Balance @ 02/17/26	36,760,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	36,760,000.00
Note Factor @ 03/16/26	100.0000000%

Class C
Note Balance @ 02/17/26	18,380,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	18,380,000.00
Note Factor @ 03/16/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,855,500.81
Total Principal Paid	30,508,222.67
Total Paid	33,363,723.48

Class A-1
Coupon	4.41100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.49000%
Interest Paid	470,819.63
Principal Paid	22,513,405.41
Total Paid to A-2a Holders	22,984,225.04

Class A-2b
SOFR Rate	3.65819%
Coupon	3.98819%
Interest Paid	133,657.68
Principal Paid	7,994,817.26
Total Paid to A-2b Holders	8,128,474.94

Class A-3
Coupon	4.73000%
Interest Paid	1,654,554.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,654,554.00

Class A-4
Coupon	4.86000%
Interest Paid	361,665.00
Principal Paid	0.00
Total Paid to A-4 Holders	361,665.00

Class B
Coupon	5.08000%
Interest Paid	155,617.33
Principal Paid	0.00
Total Paid to B Holders	155,617.33

Class C
Coupon	5.17000%
Interest Paid	79,187.17
Principal Paid	0.00
Total Paid to C Holders	79,187.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.3303362
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.8973548
Total Distribution Amount	27.2276910

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.5199497
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	72.6801569
Total A-2a Distribution Amount	74.2001066

A-2b Interest Distribution Amount	1.2150698
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	72.6801569
Total A-2b Distribution Amount	73.8952267

A-3 Interest Distribution Amount	3.9416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.9416667

A-4 Interest Distribution Amount	4.0500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0500000

B Interest Distribution Amount	4.2333332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2333332

C Interest Distribution Amount	4.3083335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3083335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	187.91
Noteholders' Third Priority Principal Distributable Amount	602.46
Noteholders' Principal Distributable Amount	209.63

Account Balances	$ Amount
Reserve Account
Balance as of 02/17/26	3,063,404.27
Investment Earnings	8,225.23
Investment Earnings Paid	(8,225.23)
Deposit/(Withdrawal)	-
Balance as of 03/16/26	3,063,404.27
Change	-

Required Reserve Amount	3,063,404.27